Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [Abstract]
Property, plant and equipment

(in USD million)
Machinery,
equipment and
transportation
equipment
Production
plants and oil
and gas
assets
Refining and
manufacturing
plants
Buildings
and land
Assets under
development
Right of use
assets 4) Total
Cost at 1 January 2023 1,343 171,948 8,285 562 10,815 6,633 199,586
Additions through business acquisition 7) 48 1,121 339 38 370 8 1,923
Additions and transfers 6) 113 7,286 60 19 3,196 1,087 11,761
Changes in asset retirement obligations 0 772 0 0 55 0 827
Disposals at cost (64) (3,567) (446) (29) (30) (634) (4,771)
Assets reclassified to held for sale 8) (1) (3,944) 0 0 (245) (8) (4,198)
Foreign currency translation effects 0 (2,705) (133) 1 (64) (36) (2,937)
Cost at 31 December 2023 1,438 170,911 8,105 591 14,097 7,050 202,191
Accumulated depreciation and impairment at
1 January 2023 (1,203) (131,455) (6,763) (338) (135) (3,194) (143,088)
Depreciation (44) (7,976) (224) (26) 0 (1,079) (9,350)
Impairment (2) (844) (323) 0 (18) (1) (1,188)
Reversal of impairment 0 288 0 0 3 0 290
Transfers 6) 1 (11) 0 (1) 10 0 (2)
Accumulated depreciation and impairment
on disposed assets 52 3,355 442 28 22 634 4,533
Accumulated depreciation and impairment
assets classified as held for sale 8) 1 3,176 0 0 0 6 3,183
Foreign currency translation effects 7 2,142 88 0 3 10 2,251
Accumulated depreciation and impairment at
31 December 2023 5) (1,188) (131,325) (6,780) (337) (117) (3,623) (143,369)
Carrying amount at 31 December 2023 250 39,585 1,325 254 13,980 3,427 58,822
Estimated useful lives (years)

3 - 20
UoP
1)

15 - 30

10 - 33
2)

1 - 20
3)

(in USD million)
Machinery,
equipment and
transportation
equipment
Production
plants and oil
and gas
assets
Refining and
manufacturing
plants
Buildings
and land
Assets under
development
Right of use
assets Total
Cost at 1 January 2022 1,335 183,358 8,481 596 12,614 5,850 212,234
Additions and transfers 6) 52 9,390 378 6 (813) 1,319 10,332
Changes in asset retirement obligations 0 (4,756) 0 0 (48) 0 (4,805)
Disposals at cost (9) (3,487) 2 (20) (5) (347) (3,865)
Foreign currency translation effects (36) (12,557) (576) (19) (934) (188) (14,310)
Cost at 31 December 2022 1,343 171,948 8,285 562 10,815 6,633 199,586
Accumulated depreciation and impairment
at 1 January 2022 (1,188) (137,763) (7,926) (320) (344) (2,619) (150,159)
Depreciation (52) (7,643) (160) (33) 0 (969) (8,856)
Impairment (8) (187) (39) 0 (49) (4) (286)
Reversal of impairment 4 2,585 802 0 207 0 3,599
Transfers 6) (2) (20) 2 0 20 (8) (8)
Accumulated depreciation and impairment
on disposed assets 8 2,002 (4) 5 0 347 2,359
Foreign currency translation effects 34 9,571 562 9 30 59 10,264
Accumulated depreciation and impairment
at 31 December 2022
5)
(1,203) (131,455) (6,763) (338) (135) (3,194) (143,088)
Carrying amount at 31 December 2022 140 40,493 1,522 224 10,679 3,439 56,498
Estimated useful lives (years)

3 - 20
UoP 1)

15 - 20

10 - 33
2)

1 - 20
3)
Depreciation according to unit of production method.
2)

Land is not depreciated
. Buildings include leasehold improvements.
3)

Depreciation linearly over contract period.
4)

Right of use assets at 31 December 2023 mainly consist of Land and buildings USD
1,038

million, Vessels USD
1,578

million
and Drilling rigs USD 504

million.
5)

See note 14 Impairments.
6)

The carrying amount of assets transferred to Property plant and equipment from Intangible assets in 2023 and 2022 amounted to
USD 1,280

million and USD
982

million, respectively.
7)

For additions through business acquisition, see note 6 Acquisitions and disposals.
8)

For assets reclassified to held for sale, see note 6 Acquisitions and disposals.